Plant and Equipment - Schedule of Depreciation Expenses (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule Of Depreciation Expenses Abstract
Depreciation expenses, class under cost of sale	RM 416,378	$ 93,035	RM 20,952
Depreciation expenses, class separately from cost of sale	165,111	36,892	183,787
Total depreciation expenses	RM 581,489	$ 129,927	RM 204,739